Impairment losses of financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Impairment losses of financial assets
Summary of impairment losses of financial assets

	2023	2022	2021
Impairment expense for loans and advances to customers	(1,718,520)	(1,140,756)	(649,510)
Recovery of written-off credits	167,471	53,825	73,719
Others	9,465	3,694	(19,790)
Total	(1,541,584)	(1,083,237)	(595,581)